Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

January 2026 best efforts registered direct offering

On January 15, 2026, the Company entered into securities purchase agreements with certain purchasers, including members of senior management and existing shareholders, in connection with a best efforts registered direct offering (the "January 2026 Offering") of 7,040,000 ordinary shares at a price of $1.25 per ordinary share. The January 2026 Offering was conducted without an underwriter or placement agent and closed on January 16, 2026. The gross proceeds to the Company from the January 2026 Offering were $8.8 million, and the net proceeds, after deducting estimated offering expenses of approximately $0.2 million payable by the Company, were approximately $8.6 million. Following the closing of the January 2026 Offering, the total number of ordinary shares outstanding was 127,259,131.

The purchasers in the January 2026 Offering included Ivor Elrifi, the Company's Chief Executive Officer, who purchased 2,400,000 ordinary shares, and Panetta Partners Ltd., an entity associated with Gabriele Cerrone, the Company's Executive Chairman, which purchased 1,600,000 ordinary shares. The Company intends to use the net proceeds from the January 2026 Offering to fund the completion of its Phase 2a clinical trial in non-active secondary progressive multiple sclerosis (na-SPMS) and its Phase 2a clinical trial in Multiple System Atrophy (MSA), including achieving topline data readouts in both trials, with the remainder applied to working capital and general corporate purposes.

For every ordinary share subscribed in the January 2026 Offering, the purchaser received one warrant entitling the holder to subscribe for one new ordinary share at a price of $1.50 per share at any time up to and including July 16, 2026, the date on which the warrants expire. If all such warrants were exercised in full, the Company would receive additional gross proceeds of up to approximately $10.56 million.